Note 7 - Notes Payable, Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Debt [Table Text Block]
	2014	2013
Notes payable, unsecured, payable to Healthtronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	(5,372,743)	-
Non-current portion	$-	$5,372,743

Schedule of Maturities of Long-term Debt [Table Text Block]
Years ending December 31,	Amount

2015	$5,372,743
Total	$5,372,743